Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of fixed assets

	September 30, 2024	December 31, 2023
Office equipment	$23,259	$3,335
Medical equipment	123,095	1,000
Furniture	5,045	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	894,627	4,335
Less: Accumulated depreciation	(99,939)	(678)
Fixed assets, net	$794,688	$3,657

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Summary of fixed assets

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$28,506	$28,506
Medical equipment	89,246	13,976
Furniture	6,153	—
Leasehold improvements	7,311	—
	131,216	42,482
Less accumulated. Depreciation	(17,172)	(3,776)
Fixed Assets, net	$114,044	$38,706